Revision of Previously Reported Financial Information - Revision on the Consolidated Statement of Cash Flow (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018
Net income (loss)	$ (52,116)	$ 1,511	$ (57,874)	$ (19,276)	$ (20,196)	$ 6,745
Trade receivables			(26,385)	(33,739)	(8,632)	2,387
Inventories			(12,703)	(612)	(4,492)	953
Accounts payable			(12,753)	(869)	11,679	4,398
Supplemental non-cash investing and financing disclosure:
Property, plant and equipment acquired under finance obligations			$ 630	$ 1,549	$ 1,637	7,045
Revision of Prior Period, Error Correction [Member] | Previously Reported [Member]
Net income (loss)						7,189
Trade receivables						1,859
Inventories						509
Accounts payable						4,926
Supplemental non-cash investing and financing disclosure:
Property, plant and equipment acquired under finance obligations						1,240
Revision of Prior Period, Error Correction [Member] | Revision of Prior Period, Adjustment [Member]
Net income (loss)						(444)
Trade receivables						528
Inventories						444
Accounts payable						(528)
Supplemental non-cash investing and financing disclosure:
Property, plant and equipment acquired under finance obligations						$ 5,805